Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Financial liabilities measured at fair value	$ 755	$ 1,253	$ 7,852
Recurring | Series A warrants
Fair Value Measurements
Financial liabilities measured at fair value	0	15	1,812
Recurring | Series B warrants
Fair Value Measurements
Financial liabilities measured at fair value	755	1,238	6,040
Level 3
Fair Value Measurements
Financial liabilities measured at fair value	755	1,253	7,852
Level 3 | Recurring | Series A warrants
Fair Value Measurements
Financial liabilities measured at fair value	0	15	1,812
Level 3 | Recurring | Series B warrants
Fair Value Measurements
Financial liabilities measured at fair value	$ 755	$ 1,238	$ 6,040